PIMCO Funds

Supplement dated December 11, 2019 to the Asset Allocation Funds Prospectus

dated July 31, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Global Core Asset Allocation Fund and

PIMCO Multi-Strategy Alternative Fund (the “Funds”)

Effective immediately, the PIMCO Global Core Asset Allocation Fund is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Fund since January 2019. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Fund since July 2015. Dr. Sharef is an Executive Vice President of PIMCO and has managed the Fund since December 2019.

Effective immediately, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi and Emmanuel Sharef. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser with respect to the Fund’s use of the RAE Model Portfolios. The Fund’s portfolio is jointly and primarily managed by Mohsen Fahmi and Emmanuel Sharef. Mr. Fahmi is a Managing Director of PIMCO, and Dr. Sharef is an Executive Vice President of PIMCO. Mr. Fahmi has jointly and primarily managed the Fund since its inception in December 2014, and Dr. Sharef has jointly and primarily managed the Fund since December 2018.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Core Asset Allocation	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Multi-Strategy Alternative	Mohsen Fahmi	12/14*

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has investment experience since 1985 and holds an MBA from Stanford University.

PIMCO Global Core Asset Allocation PIMCO Multi-Strategy Alternative	Emmanuel Sharef	12/19 12/18

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

PIMCO Global Core Asset Allocation	Geraldine Sundstrom	7/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has investment experience since 1996 and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris Dauphine.

* Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated December 11, 2019 to the Bond Funds Prospectus dated July 31, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (the “Funds”)

Effective immediately, each of the PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Each of Messrs. Mather, Kiesel and Mittal is a Managing Director of PIMCO. Messrs. Mather and Kiesel have jointly and primarily managed the Fund since September 2014, and Mr. Mittal has jointly and primarily managed the Fund since December 2019.

Effective immediately, the PIMCO Total Return ESG Fund is jointly and primarily managed by Scott Mather, Mark Kiesel, Mohit Mittal and Jelle Brons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Scott Mather, Mark Kiesel, Mohit Mittal and Jelle Brons. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Messrs. Mather, Kiesel and Mittal are Managing Directors of PIMCO, and Mr. Brons is an Executive Vice President of PIMCO. Messrs. Mather and Kiesel have jointly and primarily managed the Fund since September 2014, Mr. Mittal has jointly and primarily managed the Fund since December 2019, and Mr. Brons has jointly and primarily managed the Fund since April 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Total Return ESG	Jelle Brons	4/19

Executive Vice President, PIMCO. Mr. Brons is a portfolio manager on the global corporate bond team. Prior to joining PIMCO in 2005, Mr. Brons worked at UBS Investment Bank in the credit fixed income department, initially in credit sales and then with the team responsible for CreditDelta, a credit market and portfolio analysis tool. He has investment experience since 2002 and holds a master’s degree in actuarial science and econometrics from the University of Amsterdam and a master’s degree in financial engineering and quantitative analysis from the ICMA Business School at the University of Reading. He is a Certified Financial Risk Manager (FRM).

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Investment Grade Credit Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mark Kiesel	11/02 9/14 9/14 9/14 9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Moderate Duration PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Scott Mather	9/14 9/14 9/14 9/14 9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

PIMCO Investment Grade Credit Bond PIMCO Long Duration Total Return PIMCO Strategic Bond PIMCO Total Return PIMCO Total Return II PIMCO Total Return IV PIMCO Total Return ESG	Mohit Mittal	10/16 2/16 7/18 12/19 12/19 12/19 12/19

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated December 11, 2019 to the Real Return Strategy Funds Prospectus

dated July 31, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund (the “Funds”)

Effective immediately, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Nic Johnson, Greg Sharenow and Steve Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Nic Johnson, Greg Sharenow and Steve Rodosky. Messrs. Johnson, Sharenow and Rodosky are Managing Directors of PIMCO. Mr. Johnson has managed the Fund since January 2015, Mr. Sharenow has managed the Fund since November 2018, and Mr. Rodosky has managed the Fund since January 2019.

Effective immediately, each of the PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Nic Johnson, Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Nic Johnson, Steve Rodosky and Daniel He. Messrs. Johnson and Rodosky are Managing Directors of PIMCO, and Mr. He is a Senior Vice President of PIMCO. Mr. Johnson has managed the Fund since January 2015, Mr. Rodosky has managed the Fund since January 2019, and Mr. He has managed the Fund since December 2019.

Effective immediately, each of the PIMCO Long-Term Real Return Fund and PIMCO Real Return Fund is jointly and primarily managed by Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Steve Rodosky and Daniel He. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Fund since January 2019. Mr. He is a Senior Vice President of PIMCO, and he has managed the Fund since December 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Inflation Response Multi- Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Daniel He	12/19 12/19 12/19 12/19

Senior Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He previously developed trading strategies at a hedge fund that focused on foreign exchange volatility. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO RealEstateRealReturn Strategy	Nic Johnson	5/10* 1/15 1/15 1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Steve Rodosky	1/19 1/19 1/19 1/19 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy®	Greg Sharenow	1/15 11/18

Managing Director, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_121119

PIMCO Funds

Supplement dated December 11, 2019 to the

Statement of Additional Information dated July 31, 2019, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Global Core Asset Allocation Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO Total Return ESG Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund (the “Funds”)

Effective immediately, the PIMCO Global Core Asset Allocation Fund is jointly and primarily managed by Erin Browne, Geraldine Sundstrom and Emmanuel Sharef. In addition, effective immediately, the PIMCO Multi-Strategy Alternative Fund is jointly and primarily managed by Mohsen Fahmi and Emmanuel Sharef. In addition, effective immediately, the PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV are jointly and primarily managed by Scott Mather, Mark Kiesel and Mohit Mittal. In addition, effective immediately, the PIMCO Total Return ESG Fund is jointly and primarily managed by Scott Mather, Mark Kiesel, Mohit Mittal and Jelle Brons. In addition, effective immediately, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Nic Johnson, Greg Sharenow and Steve Rodosky. In addition, effective immediately, the PIMCO Inflation Response Multi-Asset Fund and PIMCO RealEstateRealReturn Strategy Fund are jointly and primarily managed by Nic Johnson, Steve Rodosky and Daniel He. In addition, effective immediately, the PIMCO Long-Term Real Return Fund and PIMCO Real Return Fund are jointly and primarily managed by Steve Rodosky and Daniel He.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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